CONVERTIBLE SENIOR NOTES (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended										0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 01, 2008 Convertible Senior Notes Due June 15, 2013 [Member]	Dec. 31, 2012 Share lending arrangement [Member]	Dec. 31, 2011 Share lending arrangement [Member]	Dec. 31, 2010 Share lending arrangement [Member]	Dec. 31, 2012 Convertible notes [Member]	Dec. 31, 2011 Convertible notes [Member]	Dec. 31, 2010 Convertible notes [Member]	Dec. 31, 2012 Conversion [Member]	Dec. 31, 2012 American Depository Shares [Member] Share lending arrangement [Member]	Dec. 31, 2012 American Depository Shares [Member] Conversion [Member]	Dec. 31, 2012 American Depository Shares [Member] Conversion connected to fundamental change [Member] Maximum [Member]	Jul. 01, 2008 Over-Allotment [Member] Convertible Senior Notes Due June 15, 2013 [Member]	Dec. 31, 2012 Common Stock [Member] Conversion [Member]	Dec. 31, 2012 Cash [Member] Share lending arrangement [Member]	Dec. 31, 2012 Deposit [Member] Share lending arrangement [Member]
Equity, Class of Treasury Stock [Line Items]
Convertible senior notes issued				$ 54,500,000											$ 4,500,000
Convertible senior notes interest rate				4.75%
Conversion of stock, shares													27.10	32.52		18
Conversion amount											1,000
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Conversion price													$ 36.90	$ 30.75		$ 0.0001
Conversion denomination amount											1,000
Stock repurchase								26,000,000	16,500,000
Default percentage of principal amount, minimum	25.00%
Issuance costs	4,300,000				1,900,000
Shares borrowed												1,477,000
Percentage of market value provided as collateral																	100.00%	100.00%
Lending fee per share												$ 0.0018
Collateral account payable		1,654,240			2,100,000	1,700,000
Fair value outstanding loaned shares					2,100,000
Unamortized balance		980,683			560,000
Amortization of convertible senior notes	964,749	1,630,061	1,000,395		300,000	500,000	300,000	700,000	1,100,000	700,000
Payment of convertible senior notes repurchase	15,651,250	9,060,000
Gain on repurchase of convertible senior notes	$ 10,348,750	$ 7,440,000